Fees Summary	Aug. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,096,000.00
Previously Paid Amount	0.00
Total Fee Amount	289.46
Total Offset Amount	0.00
Net Fee	289.46
Narrative - Max Aggregate Offering Price	$ 2,096,000.00
Final Prospectus	true